Variable Portfolio – Partners Small Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 0.8%
Media 0.8%
John Wiley & Sons, Inc., Class A	69,012	3,075,175
Total Communication Services		3,075,175
Consumer Discretionary 9.5%
Automobile Components 1.2%
Gentherm, Inc.(a)	42,314	1,131,476
Goodyear Tire & Rubber Co. (The)(a)	325,806	3,010,448
Standard Motor Products, Inc.	20,225	504,209
Total		4,646,133
Automobiles 0.3%
Winnebago Industries, Inc.	32,436	1,117,745
Hotels, Restaurants & Leisure 1.6%
Cracker Barrel Old Country Store, Inc.	37,267	1,446,705
El Pollo Loco Holdings, Inc.(a)	92,433	952,060
Golden Entertainment, Inc.	40,798	1,076,659
Papa John’s International, Inc.	66,878	2,747,348
Total		6,222,772
Household Durables 2.4%
Helen of Troy Ltd.(a)	29,062	1,554,526
La-Z-Boy, Inc.	49,943	1,952,272
Taylor Morrison Home Corp., Class A(a)	51,064	3,065,883
Tri Pointe Homes, Inc.(a)	74,858	2,389,467
Total		8,962,148
Specialty Retail 1.3%
Advance Auto Parts, Inc.	62,561	2,453,017
Foot Locker, Inc.(a)	88,209	1,243,747
Monro, Inc.	74,062	1,071,677
Total		4,768,441
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.7%
Capri Holdings Ltd.(a)	102,578	2,023,864
Oxford Industries, Inc.	24,208	1,420,283
PVH Corp.	16,089	1,039,993
Steven Madden Ltd.	81,415	2,168,896
VF Corp.	222,626	3,455,155
Total		10,108,191
Total Consumer Discretionary		35,825,430
Consumer Staples 1.5%
Food Products 0.3%
TreeHouse Foods, Inc.(a)	46,136	1,249,824
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	51,466	1,684,482
Personal Care Products 0.7%
Coty, Inc., Class A(a)	177,383	970,285
Edgewell Personal Care Co.	57,911	1,807,403
Total		2,777,688
Total Consumer Staples		5,711,994
Energy 5.0%
Energy Equipment & Services 1.5%
Expro Group Holdings NV(a)	184,576	1,834,686
Helmerich & Payne, Inc.	56,885	1,485,836
Innovex International, Inc.(a)	89,228	1,602,535
Valaris Ltd.(a)	18,305	718,654
Total		5,641,711
Oil, Gas & Consumable Fuels 3.5%
Crescent Energy Co., Class A	236,864	2,662,351
Gulfport Energy Corp.(a)	16,776	3,089,133
Matador Resources Co.	36,083	1,843,480
Murphy Oil Corp.	98,415	2,794,986
PBF Energy, Inc., Class A	72,807	1,389,886
SM Energy Co.	47,877	1,433,916
Total		13,213,752
Total Energy		18,855,463

Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.5%
Banks 19.1%
Ameris Bancorp	93,540	5,385,098
Atlantic Union Bankshares Corp.	71,989	2,241,737
Banc of California, Inc.	168,263	2,387,652
Cadence Bank	82,360	2,500,450
Columbia Banking System, Inc.	198,794	4,957,922
Community Financial System, Inc.	40,336	2,293,505
Eastern Bankshares, Inc.	163,785	2,686,074
Enterprise Financial Services Corp.	45,656	2,453,553
First BanCorp	52,543	2,109,076
First Merchants Corp.	53,968	2,182,466
Glacier Bancorp, Inc.	48,486	2,144,051
Hancock Whitney Corp.	89,501	4,694,327
National Bank Holdings Corp., Class A	78,173	2,991,681
Old National Bancorp	136,045	2,882,794
Pacific Premier Bancorp, Inc.	138,924	2,961,860
Peoples Bancorp, Inc.	15,929	472,454
Pinnacle Financial Partners, Inc.	19,478	2,065,447
Renasant Corp.	68,069	2,309,581
Seacoast Banking Corp. of Florida	213,260	5,487,180
SouthState Corp.	24,017	2,229,258
Stellar Bancorp, Inc.	79,600	2,201,736
Texas Capital Bancshares, Inc.(a)	84,995	6,349,127
United Community Banks, Inc.	63,627	1,789,828
WaFd, Inc.	61,137	1,747,295
WesBanco, Inc.	84,549	2,617,637
Total		72,141,789
Capital Markets 1.8%
Acadian Asset Management, Inc.	78,468	2,029,183
DigitalBridge Group, Inc.	331,421	2,923,133
Perella Weinberg Partners	91,536	1,684,262
Total		6,636,578
Financial Services 1.1%
Compass Diversified Holdings	122,483	2,286,757
MGIC Investment Corp.	68,805	1,704,988
Total		3,991,745
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.5%
Selective Insurance Group, Inc.	21,291	1,948,978
Total Financials		84,719,090
Health Care 7.0%
Biotechnology 0.9%
BioCryst Pharmaceuticals, Inc.(a)	97,349	730,117
Galapagos NV, ADR(a)	59,889	1,504,412
Geron Corp.(a)	695,620	1,106,036
Total		3,340,565
Health Care Equipment & Supplies 3.7%
Angiodynamics, Inc.(a)	126,902	1,191,610
Haemonetics Corp.(a)	29,097	1,849,114
ICU Medical, Inc.(a)	27,553	3,826,009
Lantheus Holdings, Inc.(a)	24,925	2,432,680
Neogen Corp.(a)	58,788	509,692
QuidelOrtho Corp.(a)	113,762	3,978,257
Total		13,787,362
Health Care Providers & Services 1.8%
AdaptHealth Corp.(a)	378,071	4,098,290
NeoGenomics, Inc.(a)	198,885	1,887,419
Pediatrix Medical Group, Inc.(a)	61,697	893,989
Total		6,879,698
Pharmaceuticals 0.6%
ANI Pharmaceuticals, Inc.(a)	36,243	2,426,469
Total Health Care		26,434,094
Industrials 21.5%
Aerospace & Defense 1.4%
AAR Corp.(a)	21,234	1,188,892
Mercury Systems, Inc.(a)	95,716	4,124,402
Total		5,313,294
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A	54,605	2,029,668
Building Products 3.8%
Apogee Enterprises, Inc.	51,035	2,364,451
Armstrong World Industries, Inc.	15,855	2,233,652
AZZ, Inc.	46,616	3,897,564
Janus International Group, Inc.(a)	266,708	1,920,298
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quanex Building Products Corp.	99,586	1,851,304
Tecnoglass, Inc.	30,281	2,166,605
Total		14,433,874
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	53,537	2,535,512
Brady Corp., Class A	30,770	2,173,593
Deluxe Corp.	84,167	1,330,680
MillerKnoll, Inc.	42,303	809,680
OPENLANE, Inc.(a)	97,632	1,882,345
Total		8,731,810
Construction & Engineering 1.6%
Granite Construction, Inc.	22,348	1,685,039
Valmont Industries, Inc.	15,697	4,479,453
Total		6,164,492
Electrical Equipment 1.3%
EnerSys	30,090	2,755,642
GrafTech International Ltd.(a)	92,812	81,155
Thermon(a)	76,802	2,138,936
Total		4,975,733
Ground Transportation 1.1%
ArcBest Corp.	16,029	1,131,327
Marten Transport Ltd.	98,437	1,350,555
Werner Enterprises, Inc.	48,520	1,421,636
Total		3,903,518
Machinery 3.9%
Albany International Corp., Class A	30,001	2,071,269
Astec Industries, Inc.	18,845	649,210
Atmus Filtration Technologies, Inc.	58,459	2,147,199
Columbus McKinnon Corp.	54,513	922,905
Enerpac Tool Group Corp.	19,987	896,617
ESCO Technologies, Inc.	13,297	2,115,819
Hillenbrand, Inc.	15,398	371,708
REV Group, Inc.	178,076	5,627,201
Total		14,801,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.0%
Conduent, Inc.(a)	417,100	1,126,170
CSG Systems International, Inc.	36,026	2,178,492
Huron Consulting Group, Inc.(a)	16,959	2,432,769
Korn/Ferry International	31,120	2,110,870
MAXIMUS, Inc.	34,017	2,319,619
TriNet Group, Inc.	28,714	2,275,297
WNS Holdings Ltd.(a)	41,606	2,558,353
Total		15,001,570
Trading Companies & Distributors 1.5%
Air Lease Corp.	52,287	2,525,985
Rush Enterprises, Inc., Class A	40,989	2,189,223
Titan Machinery, Inc.(a)	60,854	1,036,952
Total		5,752,160
Total Industrials		81,108,047
Information Technology 11.7%
Communications Equipment 1.4%
ADTRAN Holdings, Inc.(a)	215,231	1,876,814
Extreme Networks, Inc.(a)	141,414	1,870,907
Viavi Solutions, Inc.(a)	149,271	1,670,343
Total		5,418,064
Electronic Equipment, Instruments & Components 4.5%
Avnet, Inc.	44,669	2,148,132
Belden, Inc.	52,748	5,287,987
Knowles Corp.(a)	121,600	1,848,320
Littelfuse, Inc.	12,563	2,471,645
nLight, Inc.(a)	114,335	888,383
Sanmina Corp.(a)	25,595	1,949,827
Vishay Intertechnology, Inc.	137,499	2,186,234
Total		16,780,528
Semiconductors & Semiconductor Equipment 4.0%
Allegro MicroSystems, Inc.(a)	90,189	2,266,450
Ambarella, Inc.(a)	25,816	1,299,319
Diodes, Inc.(a)	40,731	1,758,357
Ichor Holdings Ltd.(a)	47,181	1,066,762
Kulicke & Soffa Industries, Inc.	54,861	1,809,316
Rambus, Inc.(a)	20,291	1,050,567
Synaptics, Inc.(a)	40,581	2,585,821

Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tower Semiconductor Ltd.(a)	55,313	1,972,462
Universal Display Corp.	9,843	1,372,902
Total		15,181,956
Software 1.8%
Cognyte Software Ltd.(a)	180,246	1,405,919
Five9, Inc.(a)	35,083	952,503
Progress Software Corp.	52,228	2,690,264
Verint Systems, Inc.(a)	92,122	1,644,378
Total		6,693,064
Total Information Technology		44,073,612
Materials 7.7%
Chemicals 2.8%
Ecovyst, Inc.(a)	238,294	1,477,423
Element Solutions, Inc.	89,639	2,026,738
Ingevity Corp.(a)	99,117	3,924,042
Orion SA	95,577	1,235,810
Sensient Technologies Corp.	25,862	1,924,909
Total		10,588,922
Containers & Packaging 1.8%
Greif, Inc., Class A	35,193	1,935,263
O-I Glass, Inc.(a)	241,636	2,771,565
Silgan Holdings, Inc.	41,302	2,111,358
Total		6,818,186
Metals & Mining 3.1%
Alamos Gold, Inc., Class A	117,006	3,128,741
Commercial Metals Co.	44,724	2,057,751
MP Materials Corp.(a)	115,573	2,821,137
Radius Recycling, Inc., Class A	86,436	2,496,272
Ryerson Holding Corp.	56,520	1,297,699
Total		11,801,600
Total Materials		29,208,708
Real Estate 7.3%
Diversified REITs 0.7%
Empire State Realty Trust, Inc., Class A	356,258	2,785,937
Health Care REITs 1.8%
CareTrust REIT, Inc.	154,328	4,410,694
Sila Realty Trust, Inc.	84,790	2,264,741
Total		6,675,435
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 0.8%
Pebblebrook Hotel Trust	142,245	1,440,942
Sunstone Hotel Investors, Inc.	156,929	1,476,702
Total		2,917,644
Industrial REITs 1.4%
LXP Industrial Trust	263,732	2,281,282
STAG Industrial, Inc.	49,939	1,803,796
Terreno Realty Corp.	21,967	1,388,754
Total		5,473,832
Residential REITs 1.2%
Elme Communities	126,683	2,204,284
UMH Properties, Inc.	130,964	2,449,027
Total		4,653,311
Retail REITs 0.7%
Kite Realty Group Trust	111,237	2,488,372
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	91,410	2,623,467
Total Real Estate		27,617,998
Utilities 2.6%
Electric Utilities 1.3%
IDACORP, Inc.	7,192	835,854
OGE Energy Corp.	41,091	1,888,543
TXNM Energy, Inc.	40,469	2,164,282
Total		4,888,679
Gas Utilities 0.8%
New Jersey Resources Corp.	27,166	1,332,764
Spire, Inc.	21,134	1,653,735
Total		2,986,499
Multi-Utilities 0.5%
Northwestern Energy Group, Inc.	36,041	2,085,693
Total Utilities		9,960,871
Total Common Stocks (Cost $380,382,845)		366,590,482

Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2025 (Unaudited)
Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	2,230
Total Health Care		2,230
Total Rights (Cost $—)		2,230

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(e),(f)	10,853,592	10,851,421
Total Money Market Funds (Cost $10,851,382)		10,851,421
Total Investments in Securities (Cost: $391,234,227)		377,444,133
Other Assets & Liabilities, Net		65,723
Net Assets		377,509,856
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $2,230, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $2,230, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	2,230

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	5,751,113	17,602,305	(12,502,004)	7	10,851,421	316	77,410	10,853,592
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Partners Small Cap Value Fund  | 2025

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1QT7058_12_D01_(05/25)